Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES

Note 5 – INVENTORIES

At December 31, 2020 and 2019, inventories consisted of the following:

	December 31, 2020	December 31, 2019
Raw materials	$6,810,216	$4,828,273
Work in process	14,772,318	8,742,220
Finished goods	154,622	144,876
	21,737,156	13,715,369
Less: write-down of inventories	-	-
Inventories	$21,737,156	$13,715,369

During the years ended December 31, 2020 and 2019, inventories in the amount of $548,058 and $2,791,339 were transferred into property and equipment as the Company changed the use of the inventories into productive assets, respectively.